REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Balances - Unsatisfied performance obligations (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Deferred revenues related to unsatisfied performance obligations of loyalty program	¥ 53	¥ 51
Deferred revenue related to initial fees	1,074	924
Deferred revenue related to membership fees	519	430
Deferred revenues related to advances received from customers, expected to recognize revenue in future periods	¥ 505	¥ 529
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining contract period	1 year
Remaining membership life	1 year
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining contract period	10 years
Remaining membership life	5 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Deferred revenues related to unsatisfied performance obligations of loyalty program	¥ 53
Deferred revenue, recognized as revenue, estimated period	2 years